UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

      /s/ Scott Warner Griswold     Newport Beach, CA     January 25, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $80,027 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109      767    30000 SH       SOLE                    30000        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100      185     6600 SH       SOLE                     6600        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     2008   126100 SH       SOLE                   126100        0        0
ASSOCIATED ESTATES RLTY CORP   COM              045604105      190    16900 SH       SOLE                    16900        0        0
AVALONBAY CMNTYS INC           COM              053484101     6728    81941 SH       SOLE                    81941        0        0
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203     1813   159000 SH       SOLE                   159000        0        0
BRE PROPERTIES INC             CL A             05564E106     1833    55400 SH       SOLE                    55400        0        0
COLONIAL PPTYS TR              COM SH BEN INT   195872106      879    74900 SH       SOLE                    74900        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     2117    57800 SH       SOLE                    57800        0        0
COUSINS PPTYS INC              COM              222795106      834   109345 SH       SOLE                   109345        0        0
DCT INDUSTRIAL TRUST INC       COM              233153105     4116   820000 SH       SOLE                   820000        0        0
EDUCATION RLTY TR INC          COM              28140H104      403    83200 SH       SOLE                    83200        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      636    12600 SH       SOLE                    12600        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     2963   256500 SH       SOLE                   256500        0        0
GENERAL GROWTH PROPERTIES      COM              370021107      902    78000 SH       SOLE                    78000        0        0
HEALTH CARE REIT INC           COM              42217K106     7065   159400 SH       SOLE                   159400        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     2480   212543 SH       SOLE                   212543        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     5442   154700 SH       SOLE                   154700        0        0
PEBBLEBROOK HOTEL TR           COM              70509V100      139     6300 SH       SOLE                     6300        0        0
PUBLIC STORAGE                 COM              74460D109      252     3100 SH       SOLE                     3100        0        0
REGENCY CTRS CORP              COM              758849103     7506   214100 SH       SOLE                   214100        0        0
RETAIL OPPORTUNITY INVTS COR   COM              76131N101      733    72500 SH       SOLE                    72500        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    10576   132529 SH       SOLE                   132529        0        0
SL GREEN RLTY CORP             COM              78440X101     3713    73900 SH       SOLE                    73900        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     2099    57400 SH       SOLE                    57400        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101      288    32400 SH       SOLE                    32400        0        0
U STORE IT TR                  COM              91274F104     1427   194900 SH       SOLE                   194900        0        0
VORNADO RLTY TR                SH BEN INT       929042109    11933   170616 SH       SOLE                   170616        0        0